Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000001703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	30.74%	13.80%	13.64%
C000001700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	22.93%	12.18%	12.69%
C000001704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	28.59%	10.55%	10.90%
C000001706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	35.43%	11.04%	10.89%
C000123977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	37.11%	12.33%	12.02%
C000001707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	36.77%	12.15%	11.84%
C000039985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	34.38%	15.15%	13.16%
C000039982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	26.15%	13.49%	12.22%
C000039986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	28.54%	11.69%	11.81%
C000171397 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	36.93%	13.49%	12.94%
C000039989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	36.69%	13.31%	12.76%
C000079621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	20.65%	11.06%	10.28%
C000079618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	13.44%	9.48%	9.36%
Without Sales Load [Member] | C000001702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	29.44%	12.67%	12.68%
Without Sales Load [Member] | C000001700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	30.43%	13.52%	13.36%
Without Sales Load [Member] | C000001704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	36.43%	11.87%	11.56%
Without Sales Load [Member] | C000039984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	33.14%	14.05%	12.20%
Without Sales Load [Member] | C000039982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	33.82%	14.86%	12.88%
Without Sales Load [Member] | C000039986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	36.38%	13.02%	12.47%
Without Sales Load [Member] | C000039988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	35.39%	12.19%	11.80%
Without Sales Load [Member] | C000079619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	19.44%	9.96%	9.34%
Without Sales Load [Member] | C000079618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	20.36%	10.79%	10.01%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	22.81%	12.30%	15.06%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	22.01%	12.66%	15.29%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.34%	11.47%	13.14%
Lipper Multi Cap Value Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi‑Cap Value Funds Classification Average
Average Annual Return, Percent	21.90%	10.41%	11.41%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Average Annual Return, Percent	27.75%	10.97%	11.48%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	43.01%	8.23%	10.89%
Lipper Small Cap Core Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small‑Cap Core Funds Classification Average
Average Annual Return, Percent	31.95%	7.77%	10.84%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	27.09%	11.17%	11.52%
Russell 2500TM Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%	10.28%	11.28%
Lipper Global Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Classification Average
Average Annual Return, Percent	20.44%	9.72%	9.29%
MSCI World Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net)
Average Annual Return, Percent	20.84%	10.51%	10.16%